Other gains and losses - Summary of Other gains and losses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of Other gains and losses [Abstract]
Foreign exchange losses, net	$ (89,152)		$ (355,255)	$ (154,993)
Reimbursement of ADSs service charge	2,284		2,101	4,292
Gain on valuation of financial assets at fair value through profit or loss	15,262		24,015	1,317
Compensation income	1,524
Others	4,253		5,872	970
Total	$ (65,829)	$ (2,373)	$ (323,267)	$ (148,414)